(11) Monitoring Equipment	9 Months Ended
Jun. 30, 2013
Notes
(11) Monitoring Equipment

(11)         MONITORING EQUIPMENT

Monitoring equipment as of June 30, 2013 and September 30, 2012, was as follows:

	June 30,	September 30,
	2013	2012
Monitoring equipment	$ 3,686,213	$ 3,841,876
Less: accumulated depreciation	(1,572,572)	(669,929)
Monitoring equipment, net of accumulated depreciation	$ 2,113,641	$ 3,171,947

The Company began leasing monitoring equipment to agencies for offender tracking in April 2006 under operating lease arrangements.  The monitoring equipment is amortized using the straight-line method over an estimated useful life of three years.

Depreciation expense for the three months ended June 30, 2013 and 2012, was $342,676 and $319,411, respectively. Furthermore, depreciation expense for the nine months ended June 30, 2013 and 2012, was $1,010,757 and $1,106,509, respectively.  Additionally, as of June 30, 2013, the Company reserved $450,000 for future monitoring equipment impairment. These expenses were classified as a cost of revenues.

Assets to be disposed of are reported at the lower of the carrying amount or fair value, less the estimated costs to sell.  During the nine months ended June 30, 2013 and 2012, the Company recorded in cost of revenues disposal of lease monitoring equipment and parts of $89,093 and $88,839, respectively.